Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Loans and Allowance for Loan Losses [Abstract]
Schedule details the loans of the Company

	In Thousands
	2012	2011
Mortgage loans on real estate:
Residential 1-4 family	$341,977	344,029
Multifamily	16,140	9,791
Commercial	469,757	422,531
Construction	190,356	166,460
Farmland	26,319	35,691
Second mortgages	12,477	14,711
Equity lines of credit	36,260	39,307

Total mortgage loans on real estate	1,093,286	1,032,520

Commercial loans	30,545	38,736

Agriculture loans	2,238	2,556

Consumer installment loans:
Personal	38,463	41,521
Credit cards	3,250	3,168

Total consumer installment loans	41,713	44,689

Other loans	2,738	6,788

	1,170,520	1,125,289
Net deferred loan fees	(2,912)	(2,031)

Total loans	1,167,608	1,123,258
Less: Allowance for loan losses	(25,497)	(24,525)

Loans, net	$1,142,111	1,098,733

Schedule of loans and leases receivable related parties

	In Thousands
	December 31,
	2012	2011
Balance, January 1	$9,872	9,919
New loans and renewals during the year	5,735	9,698
Repayments (including loans paid by renewal) during the year	(6,298)	(9,745)

Balance, December 31	$9,309	9,872

Company's impaired loans

	In Thousands
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
December 31, 2012
With no related allowance recorded:
Residential 1-4 family	$3,418	3,418	—	4,134	215
Multifamily	—	—	—	103	—
Commercial real estate	4,439	5,439	—	5,371	66
Construction	1,952	4,252	—	6,166	74
Farmland	—	—	—	37	—
Second mortgages	606	606	—	667	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural	—	—	—	—	—

	$10,415	13,715	—	16,478	355

	In Thousands
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
December 31, 2012
With allowance recorded:
Residential 1-4 family	$5,950	5,950	1,318	6,084	325
Multifamily	—	—	—	—	—
Commercial real estate	12,504	12,504	2,319	14,580	509
Construction	8,963	8,963	2,014	8,171	52
Farmland	2,826	2,826	1,160	3,155	57
Second mortgages	156	156	47	155	10
Equity lines of credit	172	172	3	223	9
Commercial	—	—	—	216	—
Agricultural	—	—	—	—	—

	$30,571	30,571	6,861	32,584	962

Total:
Residential 1-4 family	$9,368	9,368	1,318	10,218	540
Multifamily	—	—	—	103	—
Commercial real estate	16,943	17,943	2,319	19,951	575
Construction	10,915	13,215	2,014	14,337	126
Farmland	2,826	2,826	1,160	3,192	57
Second mortgages	762	762	47	822	10
Equity lines of credit	172	172	3	223	9
Commercial	—	—	—	216	—
Agricultural	—	—	—	—	—

	$40,986	44,286	6,861	49,062	1,317

	In Thousands
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
December 31, 2011
With no related allowance recorded:
Residential 1-4 family	$6,263	6,439	—	4,670	271
Multifamily	412	412	—	414	23
Commercial real estate	6,711	6,711	—	4,461	268
Construction	8,418	8,918	—	7,327	186
Farmland	—	—	—	1,366	—
Second mortgages	606	606	—	606	—
Equity lines of credit	—	—	—	93	—
Commercial	—	176	—	51	—
Agricultural	—	—	—	—	—

	$22,410	23,262	—	18,988	748

	In Thousands
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
December 31, 2011
With allowance recorded:
Residential 1-4 family	$5,310	5,310	1,053	7,361	262
Multifamily	—	—	—	—	—
Commercial real estate	16,971	16,971	3,744	15,826	673
Construction	8,215	8,215	2,228	12,250	137
Farmland	4,261	4,261	1,193	3,181	129
Second mortgages	316	316	41	199	10
Equity lines of credit	170	170	15	43	8
Commercial	849	849	754	928	32
Agricultural	—	—	—	—	—

	$36,092	36,092	9,028	39,788	1,251

Total:
Residential 1-4 family	$11,573	11,749	1,053	12,031	533
Multifamily	412	412	—	414	23
Commercial real estate	23,682	23,682	3,744	20,287	941
Construction	16,633	17,133	2,228	19,577	323
Farmland	4,261	4,261	1,193	4,547	129
Second mortgages	922	922	41	805	10
Equity lines of credit	170	170	15	136	8
Commercial	849	1,025	754	979	32
Agricultural	—	—	—	—	—

	$58,502	59,354	9,028	58,776	1,999

Loans on Nonaccrual Status

	In Thousands
	2012	2011
Residential 1-4 family	$930	2,256
Multifamily	—	—
Commercial real estate	4,445	4,995
Construction	9,626	14,378
Farmland	1,248	2,695
Second mortgages	606	606
Equity lines of credit	—	—
Commercial	—	35
Installment and other	—	—

Total	$16,855	24,965

Credit quality indicators

	In Thousands
	Residential		Commercial			Second	Equity Lines			Installment
	1-4 Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Agricultural	and Other	Total
Credit Risk Profile by Internally Assigned Grade
December 31, 2012
Pass	$326,648	16,087	452,350	179,114	23,253	11,123	35,756	30,499	2,215	44,057	1,121,102
Special mention	9,969	53	5,699	282	71	477	295	32	5	98	16,981
Substandard	5,360	—	11,708	10,960	2,995	877	209	14	18	296	32,437
Doubtful	—	—	—	—	—	—	—	—	—	—	—

Total	$341,977	16,140	469,757	190,356	26,319	12,477	36,260	30,545	2,238	44,451	1,170,520

December 31, 2011
Pass	$326,406	9,245	398,459	149,451	31,251	13,158	38,803	37,691	2,534	51,010	1,058,008
Special mention	9,537	53	7,963	459	76	517	316	37	—	157	19,115
Substandard	8,086	493	16,109	16,550	4,364	1,036	188	1,008	22	310	48,166
Doubtful	—	—	—	—	—	—	—	—	—	—	—

Total	$344,029	9,791	422,531	166,460	35,691	14,711	39,307	38,736	2,556	51,477	1,125,289

Age Analysis of Past Due Loans

	In Thousands
			Nonaccrual				Recorded
			and	Total			Investment
	30-59	60-89	Greater	Nonaccrual			Greater Than
	Days	Days	Than	and		Total	90 Days and
	Past Due	Past Due	90 Days	Past Due	Current	Loans	Accruing
December 31, 2012
Residential 1-4 family	$5,297	1,448	1,524	8,269	333,708	341,977	594
Multifamily	—	—	—	—	16,140	16,140	—
Commercial real estate	1,599	710	4,470	6,779	462,978	469,757	25
Construction	796	72	9,650	10,518	179,838	190,356	24
Farmland	260	43	1,248	1,551	24,768	26,319	—
Second mortgages	396	7	677	1,080	11,397	12,477	71
Equity lines of credit	186	173	46	405	35,855	36,260	46
Commercial	204	24	54	282	30,263	30,545	54
Agricultural, installment and other	488	143	105	736	45,953	46,689	105

Total	$9,226	2,620	17,774	29,620	1,140,900	1,170,520	919

December 31, 2011
Residential 1-4 family	$4,003	1,029	3,566	8,598	335,431	344,029	1,310
Multifamily	53	—	—	53	9,738	9,791	—
Commercial real estate	548	1,803	8,990	11,341	411,190	422,531	3,995
Construction	329	—	14,473	14,802	151,658	166,460	95
Farmland	46	—	2,695	2,741	32,950	35,691	—
Second mortgages	49	50	640	739	13,972	14,711	34
Equity lines of credit	36	64	—	100	39,207	39,307	—
Commercial	64	44	148	256	38,480	38,736	113
Agricultural, installment and other	327	172	123	622	53,411	54,033	123

Total	$5,455	3,162	30,635	39,252	1,086,037	1,125,289	5,670

Transactions in the allowance for loan losses

	In Thousands
	Residential		Commercial			Second	Equity Lines			Installment
	1-4 Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Agricultural	and Other	Total
December 31, 2012
Allowance for loan losses:
Beginning balance	$5,414	54	8,242	6,223	1,829	326	653	1,309	19	456	24,525
Provision	1,557	35	5,021	3,020	284	62	(65)	(544)	(4)	162	9,528
Charge-offs	(1,331)	—	(4,057)	(2,226)	(462)	(120)	(96)	(454)	—	(412)	(9,158)
Recoveries	59	—	99	174	7	4	—	71	—	188	602

Ending balance	$5,699	89	9,305	7,191	1,658	272	492	382	15	394	25,497

Ending balance individually evaluated for impairment	$1,318	—	2,319	2,014	1,160	47	3	—	—	—	6,861

Ending balance collectively evaluated for impairment	$4,381	89	6,986	5,177	498	225	489	382	15	394	18,636

Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—	—

Loans:
Ending balance	$341,977	16,140	469,757	190,356	26,319	12,477	36,260	30,545	2,238	44,451	1,170,520

Ending balance individually evaluated for impairment	$9,368	—	16,943	10,915	2,826	762	172	—	—	—	40,986

Ending balance collectively evaluated for impairment	$332,609	16,140	452,814	179,441	23,493	11,715	36,088	30,545	2,238	44,451	1,129,534

Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—	—

	In Thousands
	Residential		Commercial			Second	Equity Lines			Installment
	1-4 Family	Multifamily	Real Estate	Construction	Farmland	Mortgages	of Credit	Commercial	Agricultural	and Other	Total
December 31, 2011
Allowance for loan losses:
Beginning balance	$5,140	46	7,285	5,558	988	276	767	1,163	67	887	22,177
Provision	2,311	8	2,228	2,279	1,137	311	18	640	(47)	(207)	8,678
Charge-offs	(2,108)	—	(1,283)	(1,681)	(296)	(268)	(148)	(516)	(1)	(461)	(6,762)
Recoveries	71	—	12	67	—	7	16	22	—	237	432

Ending balance	$5,414	54	8,242	6,223	1,829	326	653	1,309	19	456	24,525

Ending balance individually evaluated for impairment	$1,053	—	3,744	2,228	1,193	41	15	754	—	—	9,028

Ending balance collectively evaluated for impairment	$4,361	54	4,498	3,995	636	285	638	555	19	456	15,497

Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—	—

Loans:
Ending balance	$344,029	9,791	422,531	166,460	35,691	14,711	39,307	38,736	2,556	51,477	1,125,289

Ending balance individually evaluated for impairment	$11,573	412	23,682	16,633	4,261	922	170	849	—	—	58,502

Ending balance collectively evaluated for impairment	$332,456	9,379	398,849	149,827	31,430	13,789	39,137	37,887	2,556	51,477	1,066,787

Ending balance loans acquired with deteriorated credit quality	$—	—	—	—	—	—	—	—	—	—	—

Troubled debt restructuring categorized by loan

	December 31, 2012			December 31, 2011
			Post			Post
			Modification			Modification
		Pre	Outstanding		Pre	Outstanding
		Modification	Recorded		Modification	Recorded
		Outstanding	Investment,		Outstanding	Investment,
	Number	Recorded	Net of Related	Number of	Recorded	Net of Related
	of Contracts	Investment	Allowance	Contracts	Investment	Allowance
Residential 1-4 family	1	$365	$275	1	$3,938	$3,088
Multifamily	—	—	—	—	—	—
Commercial real estate	1	416	354	—	—	—
Construction	3	1,291	1,291	—	—	—
Farmland	1	1,445	595	—	—	—
Second mortgages	—	—	—	—	—	—
Equity lines of credit	—	—	—	—	—	—
Commercial	—	—	—	1	245	95
Agricultural, installment and other	2	17	17	—	—	—

Total	8	$3,534	$2,532	2	$4,183	$3,183